INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2022	2021
Copyrights	$752,288	$814,217
Software	43,954	84,082
Less: accumulated amortization	(238,016)	(122,696)
	$558,226	$775,603